Basis of preparation and statement of compliance - Consolidated financial statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Company Information
Loss for the period	€ (110,426)	€ (54,274)	€ (49,635)
Total assets	69,561	116,004	121,985
Shareholders' equity	(32,032)	45,476	88,866	€ 111,211
Adjustments to reconcile separate financial statements to consolidated financial statements
Company Information
Loss for the period	(2,999)	208	96
Total assets	(14,045)	(4,962)	(4,015)
Shareholders' equity	(2,130)	(5)	(90)
Separate | Inventiva S.A
Company Information
Loss for the period	(107,231)	(55,173)	(50,113)
Total assets	70,304	112,289	121,768
Shareholders' equity	(30,777)	44,369	88,552
Separate | Inventiva Inc.
Company Information
Loss for the period	(197)	691	382
Total assets	13,301	8,676	4,232
Shareholders' equity	€ 876	€ 1,111	€ 404